BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED AUGUST 19, 2024

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2024

BRIGHTHOUSE/ABRDN EMERGING MARKETS EQUITY PORTFOLIO

SSGA EMERGING MARKETS ENHANCED INDEX PORTFOLIO

The Board of Trustees of Brighthouse Funds Trust I (the “Trust”) has approved a change of subadviser for the Brighthouse/abrdn Emerging Markets Equity Portfolio (the “Portfolio”) from abrdn Investments Limited (“abrdn”) to SSGA Funds Management, Inc. (“SSGA FM”) to be effective on or about August 19, 2024, pursuant to a new subadvisory agreement between the Trust’s investment adviser, Brighthouse Investment Advisers, LLC, and SSGA FM. Effective on or about August 19, 2024, the name of the Portfolio will change to SSGA Emerging Markets Enhanced Index Portfolio II, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Statement of Additional Information (the “SAI”) will change to the Portfolio’s new name and references in the SAI to abrdn as the Portfolio’s subadviser will change to SSGA FM. The Insurance Companies (as defined in the Portfolio’s Prospectus) may temporarily continue to refer to abrdn as the Portfolio’s subadviser and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the SAI for the Portfolio and SSGA Emerging Markets Enhanced Index Portfolio are effective on or about August 19, 2024:

The following subsection is added in the section entitled “Investment Policies”:

SSGA Emerging Markets Enhanced Index Portfolio II

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of emerging market companies. An emerging market country is any country determined by SSGA FM to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, the United Kingdom, Canada, Japan, Australia, New Zealand, Israel, Hong Kong, Singapore and most countries located in Western Europe. SSGM FM considers the following when determining whether an issuer is an emerging market company:

the company is organized under the laws of, or has its principal office in an emerging market country;

the company has its principal securities trading market in an emerging market country; and/or the company derives a majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.

In the section entitled “Investment Strategies and Risks – Options and Futures Strategies,” the subsection entitled “Purchasing Put and Call Options on Securities” is revised to add the Portfolio to (i) the list of portfolios that may sell covered call equity options for other investments purposes and (ii) the list of portfolios that may also purchase equity options for other investment purposes.

In the section entitled “Investment Strategies and Risks – Options and Futures Strategies,” the subsection entitled “Purchase and Sale of Options and Futures on Stock Indices” is revised to add the Portfolio to the list of portfolios that may enter into stock index futures transactions for other investment purposes as part of their investment strategy.

In the section entitled “Investment Strategies and Risks – Other Investment Companies, Including Exchange-Traded Funds,” the subsection entitled “Business Development Companies” is revised to add the Portfolio to the list of portfolios that may, at times, invest a substantial portion of its assets in ETFs.

In the section entitled “Portfolio Transactions – Brokerage and Research Services,” the first sentence in the fifth paragraph is deleted in its entirety and replaced with the following:

With respect to the ETF Portfolios, the SSGA Emerging Markets Enhanced Index Portfolio, and the SSGA Emerging Markets Enhanced Index Portfolio II, the subadviser does not currently use any Portfolio’s assets for soft-dollar arrangements.

In the subsection entitled “Investment Advisory and Other Services – Trust I’s Management Agreements – Management Fee Waivers for the Trust I Portfolios,” the following paragraph is added:

With respect to each of SSGA Emerging Markets Enhanced Index Portfolio and SSGA Emerging Markets Enhanced Index Portfolio II, the Adviser has voluntarily agreed to waive a portion of its management fee for the applicable Portfolio to reflect a portion of the savings from the difference between the subadvisory fee payable by BIA to SSGA FM and the subadvisory fee previously payable by BIA to the applicable investment subadviser to each Portfolio prior to August 19, 2024. This voluntary advisory fee waiver is not contractual and can be discontinued by the Adviser at any time.

In the subsection entitled “Investment Advisory and Other Services – Subadvisory Arrangements for Trust I and Trust II – The Trust I Portfolios’ Subadvisory Fee Schedules,” the information regarding the Portfolio in the table is deleted in its entirety, the following information is added to the table:

Trust I Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
SSGA Emerging Markets Enhanced Index Portfolio (m)(n)	0.250%	First $250 million
	0.200%	Next $250 million
	0.150%	Next $250 million
	0.120%	Over $750 million

Trust I Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels

SSGA Emerging Markets Enhanced Index Portfolio II (n)(o)	0.250%	First $250 million
	0.200%	Next $250 million
	0.150%	Next $250 million
	0.120%	Over $750 million

(m) Prior to August 19, 2024, the annual subadvisory fee rate for SSGA Emerging Markets Enhanced Index Portfolio was at the annual rate of 0.250% of the first $250 million of the Portfolio’s average daily net assets, 0.200% of the next $250 million of such assets and 0.150% of such assets over $500 million.

(n) For purposes of determining the annual subadvisory fee rate, the assets of SSGA Emerging Markets Enhanced Index Portfolio are aggregated with the assets of SSGA Emerging Markets Enhanced Index Portfolio II. The aggregated assets are applied to the above schedule and the resulting effective rate is applied to the actual assets of each of SSGA Emerging Markets Enhanced Index Portfolio and SSGA Emerging Markets Enhanced Index Portfolio II, as applicable, to determine each Portfolio’s annual subadvisory fee rate.

(o) Prior to August 19, 2024, the annual subadvisory fee rate for SSGA Emerging Markets Enhanced Index Portfolio II was at the annual rate of 0.700% of the first $250 million of the Portfolio’s average daily net assets, 0.600% of the next $250 million of such assets, 0.500% of the next $500 million of such assets and 0.400% of such assets over $1 billion.

In Appendix C – “Portfolio Managers,” the section “Brighthouse/abrdn Emerging Markets Equity Portfolio” is amended to remove all information regarding the Portfolio, including information regarding portfolio managers Devan Kaloo and Nick Robinson, CFA.

In Appendix C – “Portfolio Managers,” the section “SSGA Emerging Markets Enhanced Index Portfolio, SSGA Growth and Income ETF Portfolio and SSGA Growth ETF Portfolio” is amended to reference the Portfolio, and the information regarding portfolio managers Jay Siegrist and Adel Daghmouri is revised as follows:

Other Accounts Managed

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jay Siegrist(1)	Registered Investment Companies	1	$136,043,397	0	N/A
SSGA Emerging Markets Enhanced Index Portfolio, SSGA Emerging Markets Enhanced Index Portfolio II	Other Pooled Investment Vehicles	30	$4,911,035,482	2	$713,872,613

	Other Accounts	17	$8,169,630,590	2	$2,328,026,382

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category

Adel Daghmouri(1)	Registered Investment Companies	1	$136,043,397	0	N/A
SSGA Emerging Markets Enhanced Index Portfolio, SSGA Emerging Markets Enhanced Index Portfolio II	Other Pooled Investment Vehicles	30	$4,911,035,482	2	$713,872,613

	Other Accounts	17	$8,169,630,590	2	$2,328,026,382

(1)	Account information is as of June 30, 2024.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SAI FOR FUTURE REFERENCE